Prepayments and other receivables (Tables)	6 Months Ended
Jun. 30, 2023
Prepayments And Other Receivables
Schedule of Prepayments and Other Receivables
	June 30, 2023	December 31, 2022

Bitcoin project in Kazakhstan	$141,520	$-
Prepayments for machines	3,334,784	2,374,700
Others	10,319	10,276
	$3,486,623	$2,384,976